Equity (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended
	May 29, 2024	May 27, 2024	Jun. 30, 2024
Equity [Line Items]
Issuance of shares			180,707
Cash fee percentage			7.00%
Management fee percentage			1.00%
Various fees and expenses related to offering (in Dollars)			$ 90,950
Net proceeds from the offering on may 2024 (in Dollars)	$ 4,500
Gross consideration from ATM (in Dollars)			543
Issuance expenses from ATM (in Dollars)			$ 16
Warrant [Member]
Equity [Line Items]
Pre- funded warrants		1,511,429
Exercise price pre-funded warrants (in Dollars per share)			$ 0.001
Series A Warrant [Member]
Equity [Line Items]
Series A warrants		3,571,429
Exercise price of warrant (in Dollars per share)		$ 1.4
Warrants expire term			18 months
Placement agent warrants			125,000
Exercise price placement agent warrants (in Dollars per share)			$ 1.75
Series B Warrants [Member]
Equity [Line Items]
Series B warrants		3,571,429
Exercise price of warrant (in Dollars per share)		$ 1.4
Warrants expire term			5 years
Warrants expire upon earlier			five and one-half years
Placement agent warrants			125,000
Exercise price placement agent warrants (in Dollars per share)			$ 1.75
Ordinary Shares [Member]
Equity [Line Items]
Issuance of shares		2,060,000